Equity (Defict) (Details) ₪ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 01, 2021 ILS (₪) shares	Mar. 18, 2021 ILS (₪) ₪ / shares shares	Jul. 16, 2021 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 17, 2021 shares
Equity (Defict) (Details) [Line Items]
Aggregate of ordinary shares				27,566
Ordinary shares issued					1,877,196
Authorized share capital (in New Shekels) | ₪	₪ 310,000,000	₪ 310,000,000
Authorized share capital	8,435,375	24,800,000				100,000,000
Ordinary share par value (in New Shekels per share) | ₪ / shares		₪ 0.125
Sold ordinary shares			2,909,091
Tradable warrants			3,345,455
Aggregate proceeds received (in Dollars) | $			$ 14,490
Additional offering costs total (in Dollars) | $				$ 1,543
Gross proceeds (in Dollars) | $				$ 16,033
Tradable warrants, description				Total non-cash direct expenses in IPO were as following: (i) fair value of 436,364 tradable warrants that were granted to underwriters totaled 589; (ii) The Company issued 145,455 non-tradable warrants as underwriters fees; the warrants will be converted into Ordinary Shares of the Company at an exercise price equal to 125% of the initial public offering price and be exercisable for three years after the initial public offering. As of the date of the IPO, the tradable warrants fair value was 264; and (iii) the Company agreed to pay to a promoter 7% of the proceeds from the exercise of tradable warrants. The payment was measured according to IFRS 2 at the grant date. As of the IPO date, the fair value of the financial liability was 310.
Total non-cash expenses (in Dollars) | $			1,163
Non-direct cash expenses (in Dollars) | $			722
Non-cash expenses (in Dollars) | $			123
Cash and non-cash (in Dollars) | $			3,551
Profit and loss (in Dollars) | $			1,265
Expenses deducted from equity (in Dollars) | $			$ 2,286
Aggregate amount ordinary Shares				1,240,204	655,601
Additional ordinary shares				7,030	24,631
Top of range [member]
Equity (Defict) (Details) [Line Items]
Reverse split	2.94	12.5
Bottom of range [member]
Equity (Defict) (Details) [Line Items]
Reverse split	1	1
Investors [Member]
Equity (Defict) (Details) [Line Items]
Aggregate of ordinary shares				756,333
Non-tradable warrants				1,149,582
Overallotment Option [Member]
Equity (Defict) (Details) [Line Items]
Tradable warrants			436,364
IPO [Member]
Equity (Defict) (Details) [Line Items]
Ordinary shares issued				2,113,905
Brokers [Member]
Equity (Defict) (Details) [Line Items]
Non-tradable warrants				16,587
Ordinary Shares [Member]
Equity (Defict) (Details) [Line Items]
Ordinary shares issued	15,000,000			22,382